Shareholder Report, Holdings (Details) - C000012485	Dec. 31, 2025
Mercury Systems, Inc.None_589378108
Holdings [Line Items]
Percent of Total Investments	2.25%
JFrog, Ltd.None_M6191J100
Holdings [Line Items]
Percent of Total Investments	2.18%
Carpenter Technology Corp.None_144285103
Holdings [Line Items]
Percent of Total Investments	2.15%
SiTime Corp.None_82982T106
Holdings [Line Items]
Percent of Total Investments	1.93%
Alphatec Holdings, Inc.None_02081G201
Holdings [Line Items]
Percent of Total Investments	1.89%
Huron Consulting Group, Inc.None_447462102
Holdings [Line Items]
Percent of Total Investments	1.87%
Five Below, Inc.None_33829M101
Holdings [Line Items]
Percent of Total Investments	1.86%
Ligand Pharmaceuticals, Inc.None_53220K504
Holdings [Line Items]
Percent of Total Investments	1.85%
BrightSpring Health Services, Inc.None_10950A106
Holdings [Line Items]
Percent of Total Investments	1.84%
Klaviyo, Inc.NoneA_49845K101
Holdings [Line Items]
Percent of Total Investments	1.82%
Industrials
Holdings [Line Items]
Percent of Total Investments	26.60%
Health-Care
Holdings [Line Items]
Percent of Total Investments	26.30%
Information Technology
Holdings [Line Items]
Percent of Total Investments	23.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.20%
Financials
Holdings [Line Items]
Percent of Total Investments	4.10%
Materials
Holdings [Line Items]
Percent of Total Investments	3.30%
Communication Services
Holdings [Line Items]
Percent of Total Investments	1.20%
Energy
Holdings [Line Items]
Percent of Total Investments	0.90%
Common Stock
Holdings [Line Items]
Percent of Total Investments	98.00%
Money Market Fund
Holdings [Line Items]
Percent of Total Investments	2.00%